Investment in Joint Ventures (Details) - Schedule of summary information on the joint ventures assets - Aria Energy LLC [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Investment in Joint Ventures (Details) - Schedule of summary information on the joint ventures assets [Line Items]
Assets	$ 186,521	$ 171,288	$ 150,390
Liabilities	14,862	13,570	9,745
Net assets	171,659	157,718	140,645
Company’s share of equity in net assets	$ 85,299	$ 77,993	$ 70,108